Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accountings Policies Abstract
Schedule of New Accounting Standards and Amendments to Standards

New accounting standards and amendments to standards or interpretations effective as of January 01, 2025:

Standard	Name	Effective date
IAS 21	Amendments to IAS 21: Lack of exchangeability	Jan. 01, 2025

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 01, 2025 and therefore have not been early adopted in these consolidated financial statements by ADSE.

Standard	Name	Effective date
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027